Financial Risk Management	12 Months Ended
Jun. 30, 2023
Disclosure Of Financial Risk Management [Abstract]
Financial Risk Management	Financial risk management
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – currency risk	Future commercial transactions Recognized financial assets and liabilities not denominated in the functional currency of each entity within the Group	Cash flow forecasting Sensitivity analysis	The future cash flows of each currency are forecast and the quantum of cash reserves held for each currency are managed in line with future forecasted requirements. Cross currency swaps are undertaken as required.

Market risk – interest rate risk	Term deposits at fixed rates	Sensitivity analysis	Vary length of term deposits, utilize interest bearing accounts and periodically review interest rates available to ensure we earn interest at market rates.

Market risk – price risk	Long-term borrowings	Sensitivity analysis	Forecasts of net sales of the product underlying the NovaQuest borrowing arrangement are updated on a quarterly basis to evaluate the impact on the carrying amount of the financial liability.

Credit risk	Cash and cash equivalents, trade and other receivables and other non-current assets	Aging analysis Credit ratings	Transact primarily with the best risk rated banks available in each region giving consideration to the products required, the quantum of cash reserves held and future forecasted requirements

Liquidity risk	Cash and cash equivalents, borrowings, trade payables, lease liabilities and contingent consideration	Rolling cash flow forecasts	Future cash flows requirements are forecasted and capital raising strategies are planned to ensure sufficient cash balances are maintained to meet the Group’s future commitments.
a.    Market risk
(i)    Currency risk
The Group has foreign currency amounts owing relating to clinical, regulatory and overhead activities and foreign currency deposits held primarily in the Group’s Australian based entity, whose functional currency is the A$. The Group also has foreign currency amounts owing in the Group’s Swiss and Singapore based entities, whose functional currencies are the US$. The Group also has foreign currency amounts owing in various other non-US$ currencies in A$ and US$ functional currency entities in the Group relating to clinical, regulatory and overhead activities. These foreign currency balances give rise to a currency risk, which is the risk of the exchange rate moving, in either direction, and the impact it may have on the Group’s financial performance.
Currency risk is minimized by ensuring the proportion of cash reserves held in each currency matches the expected rate of spend of each currency.
As of June 30, 2023, the Group held 67% of its cash in US$, and 33% in A$. As of June 30, 2022 the Group held 97% of its cash in US$, and 3% in A$.
The balances held at the end of the year that give rise to currency risk exposure are presented in US$ in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2023 and June 30, 2022 would have had on the Group’s reported net profits/(losses) and/or equity balance. The bank balances held at the end of the year that are presented in the following table give rise to currency risk exposure as they are not in the functional currency of the entity in which it is held.

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2023	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$60	$12	$(12)
Bank accounts – CHF	CHF79	$18	$(18)
Bank accounts – SGD	S$80	$12	$(12)
Bank accounts – EUR	EUR4	$1	$(1)
Trade and other receivables - USD	US$400	$80	$(80)
Trade and other receivables - SGD	S$106	$16	$(16)
Trade and other receivables - CHF	CHF3	$1	$(1)
Trade and other receivables - EUR	EUR292	$63	$(63)
Trade payables and accruals - USD	(US$1,361)	$(272)	$272
Trade payables and accruals - AUD	(A$1,064)	$(141)	$141
Trade payables and accruals - SGD	(S$422)	$(62)	$62
Trade payables and accruals - GBP	(GBP45)	$(11)	$11
Trade payables and accruals - EUR	(EUR26)	$(6)	$6
Trade payables and accruals - CHF	(CHF40)	$(9)	$9
Provisions – USD	(US$1,750)	$(350)	$350
		$(648)	$648

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2022	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$93	$19	$(19)
Bank accounts – CHF	CHF55	$12	$(12)
Bank accounts – SGD	S$140	$20	$(20)
Bank accounts – EUR	EUR289	$60	$(60)
Trade and other receivables - SGD	S$205	$30	$(30)
Trade and other receivables - CHF	CHF6	$1	$(1)
Trade and other receivables - EUR	EUR153	$32	$(32)
Trade payables and accruals - USD	(US$274)	$(55)	$55
Trade payables and accruals - AUD	(A$752)	$(104)	$104
Trade payables and accruals - SGD	(S$429)	$(62)	$62
Trade payables and accruals - GBP	(GBP50)	$(12)	$12
Trade payables and accruals - EUR	(EUR42)	$(9)	$9
Trade payables and accruals - CHF	(CHF36)	$(7)	$7
Provisions – USD	(US$1,750)	$(350)	$350
Provisions – SGD	(S$62)	$(9)	$9
		$(434)	$434
(1)We have corrected for immaterial errors in the year ended June 30, 2022 within the financial risk management disclosure above. We do not believe this correction is material to the consolidated financial statements in any period presented.
(ii)    Cash flow and interest rate risk
The Group is exposed to interest rate movements which impacts interest income earned on its deposits and at call accounts. The interest rate risk is managed by spreading the maturity date of our deposits across various periods. The Group ensures that sufficient funds are available, in at call accounts, to meet the working capital requirements of the Group.
The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2023 and June 30, 2022. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of Jun 30, 2023			As of June 30, 2022
(in U.S. dollars, in thousands, except percent data)	Low	High	US$	Low(1)	High(1)	US$
Funds invested – US$	1.79%	1.79%	40,569	0.00%	0.00%	49,383
Rate increase by 10%	1.97%	1.97%	73	0.03%	0.03%	15
Rate decrease by 10%	1.61%	1.61%	(73)	0.03%	0.03%	(15)

(in Australian dollars, in thousands, except percent data)	Low	High	A$	Low	High	A$
Funds invested – A$	4.59%	4.59%	600	1.50%	1.50%	600
Rate increase by 10%	5.05%	5.05%	3	1.65%	1.65%	1
Rate decrease by 10%	4.13%	4.13%	(3)	1.35%	1.35%	(1)

(1)	The interest rate was 0% for the period ended June 30, 2022. The sensitivity assumes the interest rate to increase or decrease by 0.03%, which is consistent with prior periods.
(iii)    Price risk
Price risk is the risk that future cash flows derived from financial instruments will be altered as a result of a market price movement, which is defined as movements other than foreign currency rates and interest rates. The Group is exposed to price risk which arises from long-term borrowings under its facility with NovaQuest, where the timing and amounts of principal and interest payments is dependent on net sales of remestemcel-L for the treatment of SR-aGVHD in pediatric patients in the United States and other territories excluding Asia. As net sales of remestemcel-L for the treatment of SR-aGVHD in pediatric patients in these territories increase/decrease, the timing and amount of principal and interest payments relating to the financing arrangement will also fluctuate, resulting in an adjustment to the carrying amount of financial liability. The adjustment is recognized in the Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in the period the revision is made.
The exposure of the Group’s borrowing to price rate changes are as follows:

	As of Jun 30, 2023		As of June 30, 2022
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings – NovaQuest	336	0%	372	0%
Non-current borrowings
Borrowings – NovaQuest	55,739	51%	47,898	50%
	56,075	51%	48,270	50%
As at June 30, 2023, all other factors held constant, a +/-20% change in the forecast net sales of remestemcel-L for the treatment of SR-aGVHD in pediatric patients in the United States and other territories excluding Asia would have a minimal impact on non-current borrowings and profit.
The Group is also exposed to price risk on contingent consideration provision balances, as expected unit revenues are a significant unobservable input used in the level 3 fair value measurements. As at June 30, 2023, all other factors held constant, the increase/decrease in price assumptions adopted in the fair value measurements of the contingent consideration provision are discussed in Note 5(g)(iv).
The Group does not consider it has any exposure to price risk other than those already described above.
b.    Credit risk
Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2023	2022
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	398	413
Cash at bank (Note 5(a)) - minimum A rated	70,920	60,033
Trade and other receivables
Receivable from other parties (non-rated)	2,276	2,382
Receivable from the Australian Government (Income Tax)	2,363	5
Receivable from the United States Government (U.S. tax credits)	1,473	1,475
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Receivable from the Australian Government (Goods and Services Tax)	121	102
Receivable from the Singapore Government (Goods and Services Tax)	78	—
Receivable from the United States Government (Foreign Withholding Tax)	71	—
Receivable from minimum A rated bank deposits (interest)	18	—
Receivable from the Swiss Government (Value-Added Tax)	3	105
Receivable from the United States Government (Income Tax)	—	20
Other non-current assets
Minimum A rated bank deposits (held as security)	1,912	1,930
(1)We have corrected for immaterial errors in the year ended June 30, 2022 within the financial risk management disclosure above. We do not believe this correction is material to the consolidated financial statements in any period presented.
c.    Liquidity risk
Liquidity risk is the risk that the Group will not be able to pay its debts as and when they fall due. Liquidity risk has been assessed in Note 1(i).
All financial liabilities, excluding contingent consideration, borrowings and lease liabilities held by the Group as of June 30, 2023 and June 30, 2022 mature within 6 months. Trade payables and contingent consideration held by the Group as of June 30, 2023 and June 30, 2022 are non-interest bearing. The total contractual cash flows associated with trade payables equate to the carrying amount disclosed within the financial statements.
As of June 30, 2023, the maturity profile of the anticipated future contractual cash flows, on an undiscounted basis and removing probability adjustments as applicable for contingent consideration, and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(6,668)	(15,639)	(152,371)	—	(174,678)	(108,763)
Trade payables	(20,145)	—	—	—	(20,145)	(20,145)
Lease liabilities	(4,393)	(2,592)	(1,252)	—	(8,237)	(7,732)
Contingent consideration(3)	(4,617)	(935)	(1,006)	—	(6,558)	(593)
	(35,823)	(19,166)	(154,629)	—	(209,618)	(137,233)
(1)Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at June 30, 2023 without taking into account drawdowns of further tranches.
(2)In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of pediatric SR-aGVHD.(3)In relation to the contractual maturities of the royalty payments related to contingent consideration, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of children and adults with aGVHD. The carrying amount reflects the discounted and probability adjusted contractual balance. Product royalties will be payable in cash which will be funded from royalties received from net sales. With respect to future milestone payments, contingent consideration will be payable in cash or shares at our discretion. The carrying amount reflects the discounted and probability adjusted contractual balance related to royalty payments.